Cassidy & Associates
                  Attorneys at Law
                 215 Apolena Avenue
           Newport Beach, California 92662
                     ----------
             Email:  CassidyLaw@aol.com



Telephone: 949/673-4510              Fax:  949/673-4525

                    April 17, 2015


United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


          Re:  Amendment No. 1 to
	       Red Grotto Acquisition Corporation
	       File No. 000-55387

Gentlemen:

     I attach for filing Amendment No. 1 to the Red Grotto
Acquisition Corporation registration statement on Form 10-12g.

     The following responses address the comments of the reviewing staff of the Commission as set forth in a comment letter dated
March 26, 2105 (the "Comment Letter"). The comments in the Comment Letter are sequentially numbered and the answers set forth herein refer to each of the comments by number and by citing the location of each response thereto in the Registration Statement.

     The following responses address the comments of the reviewing staff of the Commission as set forth in its comment letter.

General

1.   The Staff's comment is noted

2. The requested disclosure has been added to the cover page and as the third risk factor.

Item 1. Busineses

3. Through Tiber Creek Corporation, James Cassidy and James McKillop assist private companies that wish to go public. The services they provide include initial general corporate overview, assistance with honing the private company business plan, assistance in effecting a business combination to reincorporate as Delaware company, filing a resale registration statement, assistance in preparation of Securities Exchange Act documentation, assistance with filing a Form 15c211 and introductions to the brokerage community. Messrs. Cassidy and McKillop are not effecting transactions in the securities for the account of others.
	Tiber Creek charges a flat fee which includes all the services.
	No compensation is transaction based.

Item 1A.  Risk Factors

4. The requested risk factor disclosure has been added and appears as the second risk factor.

Recent Blank Check Companies

5. The requested disclosure has been added as a risk factor and at the beginning of the section engigled "Recent Blank Check Companies". James Cassidy and James McKillop through Tiber Creek work with many companies, some start-up and others on-going, that wish to become public companies. Messrs. Cassidy and McKillop believe that companies deserve the opportunity and have the right for such opportunity to become a public company. Although they counsel management of these companies on the requirements, disclosure, expense and limitations that being a public company encompasses they cannot pre-determine which of these companies will be able or not to meet the obligations thereby imposed.

	                         Sincerely,



	                         /s/ Lee Cassidy

				  Cell phone:  202-415-3563